WARRANT LIABILITY	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
WARRANT LIABILITY [Text Block]

11. WARRANT LIABILITY

The following table summarizes the warrants outstanding:

Number of warrants (000's)	December 31, 2022	December 31, 2021
2020 Warrants	35,020	35,020
2013 Warrants	6,000	6,000
Total	41,020	41,020

The Company issued warrants in connection with the June 17 and December 8, 2020 equity commitments (the "2020 Warrants") and the 2013 notes issuance (the "2013 Warrants").

The warrants represent standalone written put options and are classified as a liability rather than equity as the warrants provide for a variable number of shares that could be issued, which does not meet the 'fixed for fixed' requirement when classifying between debt or equity. The warrants were recorded at fair value upon inception and were net against the initial proceeds as a debt or equity issuance cost. The warrants are reassessed at the end of each reporting period with subsequent changes in fair value recognized through income as a non-cash item.

The warrants are considered a level 3 financial instrument as the initial and subsequent valuations are based on prices or valuation techniques that are not based on observable market data. The 2020 and 2013 Warrants are valued using the Black-Scholes model, which requires several key assumptions including volatility, projected share price and likelihood of a future liquidity event, among other considerations.

2020 Warrants

On June 17, 2020 and December 8, 2020 the Company entered into equity commitments with affiliates of its shareholders, one of which holds a controlling interest in the Company (collectively the "2020 Equity Commitments" - see note 12) pursuant to which HHR issued under each respective agreement 33.7 million and 1.3 million common share purchase warrants. Each warrant entitles the holder to acquire one common share at a deemed exercise price equal to $0.25 per share. The 2020 Warrants are exercisable at any point in time before the earlier of: i) the date on which a liquidity event occurs; and ii) the date of an initial public offering.

2013 Warrants

On May 1, 2013, the Company issued 6.0 million common share purchase warrants. Each warrant entitles the holder thereof to acquire on a cashless exercise basis, provided a liquidity event has occurred, at any time on or before the date that is the earlier of: (i) three years from the date on which a liquidity event occurs; and (ii) ten years from the date of issuance of the warrants, one common share at a deemed exercise price equal to the lesser of: (i) $3.50 per share; and (ii) the liquidity price. Additionally, immediately prior to the occurrence of a change of control transaction, each warrant will be automatically exercised on a cashless basis for 0.15 common shares per warrant.

The change in fair value of all warrants during the period is summarized in the following table:

(Cdn$ thousands)	2020 Warrants	2014 Warrants	2013 Warrants	Total
Fair value at December 31, 2019	-	14,621	906	15,527
New warrants issued	10,935	-	-	10,935
Change in fair value	103	(3,404)	(680)	(3,981)
Exercise of warrants	-	(11,217)	-	(11,217)
Fair value at December 31, 2020	11,038	-	226	11,264
Change in fair value	151	-	(55)	96
Fair value at December 31, 2021	11,189	-	171	11,360
Change in fair value	10,614	-	(3)	10,611
Fair value at December 31, 2022	21,803	-	168	21,971

On September 26, 2022, the Company announced that it had entered into a business combination agreement with DCRD, an affiliate of Riverstone Investment Group LLC, to form a publicly traded company listed on the Nasdaq and TSX. The agreement closed on February 23, 2023.  Upon close, the 2013 Warrants were settled for a cash payment of $0.028 per warrant and the 2020 Warrants were exercised on a cashless basis and converted to Class A common shares of Hammerhead Energy Inc. The fair value of the warrants at December 31, 2022 reflected the transaction valuations.

Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
WARRANT LIABILITY [Text Block]

Note 7 - Warrant Liabilities

The Company accounts for the 28,550,000 warrants issued in connection with the Initial Public Offering and the Private Placement (the 15,812,500 Public Warrants and the 12,737,500 Private Placement Warrants, and together, the "Warrants") in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant much be recorded as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company's consolidated statements of operations.

Each whole Warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as described herein. Only whole Warrants are exercisable. The Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation. No fractional Warrants will be issued upon separation of the Units and only whole Warrants are tradable.

The exercise price of each Warrant is $11.50 per share, subject to adjustment as described herein. In addition, if the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the Initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company's board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the "Newly Issued Price"), the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the Newly Issued Price.

The Warrants will become exercisable on the later of:

  30 days after the completion of the Initial Business Combination or,
  12 months from the closing of the Initial Public Offering

provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement).

The Company is not registering Class A ordinary shares issuable upon exercise of the Warrants at this time. However, the Company has agreed that within fifteen (15) business days, after the closing of the Initial Business Combination, the Company will file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Warrants. The Company will use its reasonable best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company's Class A ordinary shares is at the time of any exercise of a Warrant not listed on a national securities exchange such that it satisfies the definition of a "covered security" under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Warrants who exercise their Warrants to do so on a "cashless basis" in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but the Company will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

The Warrants will expire at 5:00 p.m., New York City time, five years after the completion of the Initial Business Combination or earlier upon redemption or liquidation. On the exercise of any Warrant, the Warrant exercise price will be paid directly to the Company and not placed in the Trust Account.

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants for cash (except as described herein with respect to the Private Placement Warrants):

  In whole and not in part;
  At a price of $0.01 per Warrant;
  Upon a minimum of 30 days' prior written notice of redemption, referred to as the 30-day redemption period; and
  if, and only if, the last sale price of the Company's Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share splits, dividends, reorganization, recapitalizations, and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the Warrants for cash unless a registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period. If and when the Warrants become redeemable by the Company, it may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Except as described below, none of the Private Placement Warrants will be redeemable by the Company so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described below with respect to the Private Placement Warrants):

  in whole and not in part;
  at a price of $0.10 per Warrant, provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of Class A ordinary shares determined in part by the redemption date and the "fair market value" of the Class A ordinary shares except as otherwise below;
  upon a minimum of 30 days' prior written notice of redemption; and
  if, and only if, the last sale price of the Company's Class A ordinary shares equals or exceeds $10.00 per share (as adjusted for share splits, dividends, reorganizations, recapitalizations, and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The "fair market value" of the Company's Class A ordinary shares shall mean the average reported last sale price of the Company's Class A ordinary shares for the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of Warrants.

No fractional Class A ordinary shares will be issued upon redemption. If, upon redemption, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of Class A ordinary shares to be issued to the holder.